Share-Based Compensation - Summary of Valuation Assumptions Used (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.20%
Contractual term (in years)	4 years
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Minimum		56.51%
Risk-free interest rate, Minimum		0.86%
Contractual term (in years)		10 years
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Contractual term (in years)	10 years
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple, Maximum	2.80
Exercise multiple, Minimum	2.20